Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Commitments for capital expenditure	$ 4,300	$ 4,785